8. Schedule of stock options activity (Details) (Stock Option, CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option
Outstanding, Beginning
Available for grant		20,000
Granted and exercised November 6, 2012	(20,000)
Options Exercisable at December 31, 2012
Weighted average exercise price, Ending
Weighted average exercise price, Available for grant		0.05
Weighted average exercise price, Granted and exercised November 6, 2012	0.05
Weighted average exercise price, Options Exercisable
Aggregate Intrinsic Value, Options Outstanding
Aggregate Intrinsic Value, Granted and exercised
Aggregate Intrinsic Value, Options Exercisable